Average Annual Total Returns - Invesco BulletShares 2027 Corporate Bond ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Nasdaq BulletShares® USD Corporate Bond 2027 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq BulletShares® USD Corporate Bond 2027 Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Sep. 27, 2017	15.21%	5.46%	13.57%	4.01%	8.95%	3.52%	15.34%	5.73%	14.54%	5.66%